Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.73%	0.82%
Risk-free interest rate, lower range	0.00%	7.71%	8.42%
Risk-free interest rate, upper range	0.00%	8.07%	8.63%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	0.00%	23.29%	24.30%
Expected term (in years)		4 years 2 months 16 days	4 years 1 month 16 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	0.00%	26.46%	32.00%
Expected term (in years)		5 years 7 months 28 days	5 years 5 months 12 days